Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Share premium	Reserve from share-based payment transactions	Foreign currency translation reserve from associate	Warrants	Transactions with non-controlling interests	Accumulated deficit	Foreign currency translation reserve	Total	Non-controlling interests	Total
Balance Begining at Dec. 31, 2014		$ 504	$ 21,193	$ 4,026	$ 3	$ 1,378	$ 261	$ (27,611)	$ 209	$ (37)	$ (80)	$ (117)
Loss								(2,541)		(2,541)	(76)	2,617
Total other comprehensive income (loss)					3	(97)			92	(2)		(3)
Total comprehensive loss					3	(97)		(2,541)	92	(2,543)	(76)	2,619
Issuance of shares	[1]	207	1,250							1,457		1,457
Exercise of share options and warrants into shares		230	1,578	(346)		(170)				1,292		1,292
Expiration of warrants and share options			1,111			(1,111)
Share-based payments				1,142						1,142		1,142
Balance Ending at Dec. 31, 2015		941	25,132	4,822	6		261	(30,152)	301	1,311	(156)	1,155
Loss								(1,993)		(1,993)	(14)	2,007
Total other comprehensive income (loss)					(6)				20	14	170	6
Total comprehensive loss					(6)			(1,993)	20	(1,979)	156	1,823
Deconsolidation of a subsidiary (See Note 8b)
Exercise of share options and warrants into shares		141	1,151	(378)						914		914
Expiration of warrants and share options			296	(296)
Share-based payments		5	21	301						327		327
Balance Ending at Dec. 31, 2016		1,087	26,600	4,449			261	(32,145)	321	573		573
Loss								(6,244)		(6,244)		6,244
Total other comprehensive income (loss)									461	461
Total comprehensive loss								(6,244)	461	(5,783)		5,783
Issuance of shares	[2]	189	769							958		958
Issuance of shares	[3]	2,207	7,928							10,135		10,135
Issuance of shares	[4]	329	1,315							1,644		1,644
Share-based payments				862						862		862
Balance Ending at Dec. 31, 2017		$ 3,812	$ 36,612	$ 5,311			$ 261	$ (38,389)	$ 782	$ 8,389		$ 8,389

[1]	Net of issuance expenses of $22,000.
[2]	Net of issuance expenses of $61,000.
[3]	Net of issuance expenses of $1,865,000.
[4]	Net of issuance expenses of $156,000.